Discontinued Operations (Summary of Disposal Groups Including Discontinued Operations Balance Sheet And Additional Disclosures) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Assets
Cash and Cash Equivalents	¥ 0	¥ 319,586
Restricted Cash	0	2,025
Installment Loans	0	2,685,320
Allowance for Credit Losses	0	(3,852)
Investment in Operating Leases	0	0
Investment in Securities	0	166,331
Equity method investments	0	2,239
Trade Notes, Accounts and Other Receivable	0	826
Office Facilities	0	13,890
Other Assets	0	9,037
Total Assets of Discontinued Operations Held for Sale	0	3,195,402
Liabilities
Short-term Debt	0	28,100
Deposits	0	2,623,225
Trade Notes, Accounts and Other Payable	0	1,013
Current and Deferred Income Taxes	0	3,712
Long-term Debt	0	166,600
Other Liabilities	0	120,438
Total Liabilities of Discontinued Operations Held for Sale	¥ 0	¥ 2,943,088